Consolidated Balance Sheets (Parenthetical) - $ / shares	Jul. 31, 2021	Jul. 31, 2020
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	1,000,000,000	1,000,000,000
Common Stock, Shares, Issued	97,734,883	75,546,982
Common Stock, Shares, Outstanding	97,734,883	75,546,982
Preferred Class A [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	229,000,000	229,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Preferred Class B [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	20,000,000	20,000,000
Preferred Stock, Shares Issued	300,000	0
Preferred Stock, Shares Outstanding	300,000	0
Preferred Class C [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred Stock, Shares Issued	1,000,000	0
Preferred Stock, Shares Outstanding	1,000,000	0